Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefit Liabilities [Abstract]
Schedule of Defined Contribution Plans	These contributions and contributions for compensation are accounted for as defined contribution plans.
	Year ended December 31,
	2025	2024	2023
Expenses in respect of defined contribution plans	$112	$106	$105